Contingent Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent Liabilities	Note 14. Contingent Liabilities There are no contingent liabilities that the consolidated entity has become aware of at 31 December 2023 and 30 June 2023.	Note 20. Contingent Liabilities There are no contingent liabilities that the consolidated entity has become aware of at 30 June 2023 and 30 June 2022.